Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2025
Land Use Rights [Abstract]
Schedule of Land Use Rights

Land use rights, net consisted of the following:

	As of December 31,
	2024	2025
Cost:
Land use rights	47,334,839	47,334,841
Less: Accumulated amortization	(13,407,601)	(14,354,298)
Land use rights, net	33,927,238	32,980,543